SCHEDULE III	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
SCHEDULE III

SCHEDULE III

REAL ESTATE AND ACCUMULATED DEPRECIATION

December 31, 2023

(dollars in thousands)

					Costs Capitalized							Life on
			Initial Cost		Subsequent to Acquisition		Gross Carrying Amount at December 31, 2023 (1)			Accumulated		which depr in latest
			Land and	Buildings and		Carrying	Land and	Building and		Depreciation	Date	statement is
Description	ST	Encumbrance	Improvements	Improvements	Improvements	Costs	Improvements	Improvements	Total	(2)	Acquired	computed
West 9th Street (3)	OH	$4,343	$5,675	$—	$302	—	$5,918	$59	$5,977	$79	2016	15
Crown Colony (3)	OH	—	3,030	—	19	—	2,954	—	2,954	8	2016	15
Cincinnati Race Street	OH	—	2,142	2,358	1,900	—	1,227	1,750	2,977	—	2016	39,15
St Louis Washington	MO	1,241	3,000	—	7	—	1,637	—	1,637	3	2016	15
St Paul Holiday Garage	MN	3,714	1,673	6,527	690	—	1,673	7,217	8,890	1,343	2016	39,15
Louisville Station	KY	1,682	3,050	—	57	—	3,007	—	3,007	25	2016	15
Whitefront Garage	TN	6,454	3,116	8,380	199	—	3,116	8,579	11,695	1,633	2016	39,15
Cleveland Lincoln Garage	OH	3,594	2,195	5,122	5,181	—	1,378	8,395	9,773	2,211	2016	39,15
Houston Preston	TX	1,627	2,800	—	20	—	2,820	—	2,820	9	2016	15
Houston San Jacinto	TX	1,820	3,200	—	50	—	3,250	—	3,250	21	2016	15
MVP Detroit Center Garage	MI	26,759	7,000	48,000	1,060	—	6,497	37,680	44,177	297	2017	39,15
St. Louis Broadway	MO	1,671	2,400	—	—	—	2,400	—	2,400	—	2017	N/A
St. Louis Seventh & Cerre	MO	2,057	3,300	—	—	—	3,300	—	3,300	—	2017	N/A
MVP Preferred Parking	TX	11,028	15,800	4,700	720	—	15,230	5,250	20,480	1,020	2017	39,15
MVP Raider Park Garage	TX	*	2,005	9,057	3,674	—	2,005	12,731	14,736	2,182	2017	39,15
MVP PF Memphis Poplar 2013	TN	1,800	3,658	—	24	—	3,670	12	3,682	21	2017	15
MVP PF St. Louis 2013	MO	3,700	5,041	—	—	—	5,041	—	5,041	44	2017	15
Mabley Place Garage	OH	7,428	1,585	19,018	1,037	—	1,360	17,280	18,640	2,819	2017	39,15
MVP Denver Sherman	CO	257	705	—	—	—	705	—	705	—	2017	N/A
MVP Fort Worth Taylor	TX	10,807	2,845	24,405	5	—	2,845	24,410	27,255	3,798	2017	39,15
MVP Milwaukee Old World	WI	—	2,003	—	8	—	2,003	8	2,011	29	2017	15
MVP Houston Saks Garage	TX	2,851	4,931	5,221	177	—	3,712	4,116	7,828	713	2017	39,15
MVP Milwaukee Wells	WI	*	4,994	—	—	—	4,374	—	4,374	99	2017	15
MVP Indianapolis City Park	IN	*	2,056	8,557	114	—	2,056	8,671	10,727	1,375	2017	39,15
MVP Indianapolis WA Street Lot	IN	*	5,618	—	—	—	1,864	—	1,864	—	2017	15
MVP Minneapolis Venture	MN	—	4,013	—	109	—	4,013	108	4,121	8	2017	N/A
MVP Indianapolis Meridian Lot	IN	938	1,573	—	—	—	1,523	—	1,523	8	2017	15
MVP Milwaukee Clybourn	WI	—	257	—	—	—	257	—	257	4	2017	15
MVP Milwaukee Arena	WI	1,925	4,631	—	52	—	4,641	42	4,683	3	2017	N/A
MVP Clarksburg Lot	WV	—	701	—	—	—	611	—	611	4	2017	15
MVP Denver 1935 Sherman	CO	684	2,533	—	—	—	2,533	—	2,533	—	2017	N/A
MVP Bridgeport Fairfield Garage	CT	3,531	498	7,555	51	—	498	7,606	8,104	1,232	2017	39,15
Minneapolis City Parking	MN	4,223	9,633	—	—	—	7,513	—	7,513	120	2017	15
MVP New Orleans Rampart	LA	*	8,105	—	—	—	7,835	—	7,835	—	2018	N/A
MVP Hawaii Marks	HI	*	9,119	11,715	421	—	8,571	11,435	20,006	1,715	2018	39,15
1W7 Carpark	OH	*	2,995	28,762	39	—	2,995	28,801	31,796	1,732	2021	39,15
222W7	OH	*	4,391	23,879	99	—	4,391	23,978	28,369	1,443	2021	39
322 Streeter	IL	24,672	11,387	27,035	450	—	11,387	27,485	38,872	1,665	2021	39
2nd Street	FL	—	93	—	—	—	93	—	93	—	2021	N/A
Denver 1725 Champa Street Garage	CO	*	7,414	8,860	422	—	7,414	9,282	16,696	529	2021	39
Bricktown	OK	*	1,314	16,020	32	—	1,314	16,052	17,366	654	2022	39
MVP St. Louis Cardinal Lot DST	MO	6,000	11,660	19	—	—	11,660	19	11,679	2	2017	N/A
		$134,806	$174,139	$265,190	$16,919	$—	$161,291	$260,966	$422,257	$26,848

(1)	The aggregate gross cost of property included above for federal income tax purposes approximately $418.1 million as of December 31, 2023.
(2)	The initial costs of buildings are depreciated over 39 years using a straight-line method of accounting; improvements capitalized subsequent to acquisition are depreciated over the shorter of the lease term or useful life, generally ranging from one to 20 years.

(3)	These properties are held by West 9th St. Properties II, LLC

*	Property financed under the Revolving Credit Facility

The following table reconciles the historical cost of total real estate held for investment for the years ended December 31, 2023 and 2022 (dollars in thousands):

	2023	2022
Balance at beginning of period	$439,526	$420,603
Additions during period:
Acquisitions	—	17,334
Improvements	1,988	2,289
Deductions during period:
Dispositions	(696)	(700)
Impairments	(18,561)	—
Balance at close of period	$422,257	$439,526

(1)	This amount does not include intangible assets and construction in progress totaling approximately $10.2 million and $0.3 million, respectively, as of December 31, 2023 and approximately $10.1 million and $1.2 million as of December 31, 2022, respectively.

The following table reconciles the accumulated depreciation for the years ended December 31, 2023 and 2022 (dollars in thousands):

	2023	2022
Balance at beginning of period	$28,763	$21,348
Deductions during period:		—
Impairments	(9,605)	—
Depreciation of real estate	7,690	7,415
Balance at close of period	$26,848	$28,763